INVENTORIES (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Inventory [Line Items]
Raw Materials	$ 965,641	$ 1,790,050
Work-in-Process	4,760,097	6,229,152
Finished Goods	11,321,882	10,957,776
Total Inventory	$ 17,047,620	18,976,978
Inventory [Member]
Inventory [Line Items]
Raw Materials		2,055,500	$ 3,696,177
Work-in-Process		8,807,137	6,527,407
Finished Goods		11,775,483	15,257,538
Total Inventory		$ 22,638,120	$ 25,481,122